SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Drydocking (Details)	12 Months Ended
Dec. 31, 2023
Drydocking [Abstract]
Period when vessels are required to be drydocked, minimum	30 months
Period when vessels are required to be drydocked, maximum	60 months